Shareholders' equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of share issued	2,420,804,398	2,420,804,398
Number of shares authorised	4,450,000,000
Accumulated amount of benefits	R$ 2,702,955	R$ 2,362,239
Mandatory dividend percentage	25.00%
Distribution costs	R$ 1,450,000	1,600,000
Additional amounts	2,050,000	1,310,000
Dividends	3,500,000	2,910,000
Dividend payables	671,525	647,872
Unpaid return on equity	117,613	89,143
Dividend And Equity Interest [Member]
IfrsStatementLineItems [Line Items]
Dividend payables	671,525	647,872
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Addition amount paid	650,000	553,912
Dividends prescribed	16,436	7,734
JSCP [Member]
IfrsStatementLineItems [Line Items]
Dividend amount	1,841,695	1,470,470	R$ 807,799
Controlling and non controlling shareholders	R$ 878,400	R$ 704,459	R$ 391,402
Controlling and non controlling debenture per share	R$ 1.12	R$ 0.90	R$ 0.50